Employee Remuneration	12 Months Ended
Apr. 30, 2024
Disclosure of employee benefits expenses [abstract]
EMPLOYEE REMUNERATION
13.
EMPLOYEE REMUNERATION

Expenses recognized for employee benefits for the years ended April 30, 2024, 2023 and 2022 are detailed below:

(in thousands)	2024 $	2023 $	2022 $
Wages, salaries	10,733	10,433	8,600
Employee benefits	938	926	798
Payroll taxes	774	939	714
Severance	60	194	8
Share-based payments	1,535	1,943	3,083
	14,040	14,435	13,203